Consolidated Statements of Changes in Equity (USD $) In Thousands	Total	Common Stock	Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Treasury Stock	Noncontrolling Interest	Comprehensive Income (loss)
Begining Balance at Dec. 31, 2007	$ 1,371,026	$ 41,794	$ 252,108	$ 1,118,053	$ 56,919	$ (140,031)	$ 42,183
Beginning Balance, Shares at Dec. 31, 2007		41,794				2,343
Net income	154,602			119,774			34,828	154,602
Split-dollar life insurance arrangements adjustment	(1,874)			(1,874)				(1,874)
Cash dividends ($1.34, $1.36 and $1.36 per share during 2008, 2009 & 2010, respectively)	(53,047)			(53,047)
Financial instruments marked to market, net of tax of $(12,896), $8,028 and $1,188 during 2008, 2009 and 2010, respectively	(24,406)				(24,406)			(24,406)
Cumulative translation adjustment,, net of tax of $(5,140), $1,385, $(1,910) during 2008, 2009 and 2010, respectively	(68,587)				(68,179)		(408)	(68,587)
Pension liability adjustment, net of tax of $(36,557), $967 and $(582) during 2008, 2009 and 2010, respectively	(72,536)				(72,536)			(72,536)
Distributions to noncontrolling interest shareholders	(37,979)						(37,979)
Disposition of noncontrolling interest	804						804
Comprehensive income (loss)								(12,801)
Shares issued under compensation plans	17,548	201	16,155			1,192
Shares issued under compensation plans, Shares		201				(24)
Deferred compensation	332					332
Deferred compensation, Shares						(8)
Ending Balance at Dec. 31, 2008	1,285,883	41,995	268,263	1,182,906	(108,202)	(138,507)	39,428
Ending Balance, Shares at Dec. 31, 2008		41,995				2,311
Net income	314,011			302,994			11,017	314,011
Cash dividends ($1.34, $1.36 and $1.36 per share during 2008, 2009 & 2010, respectively)	(54,022)			(54,022)
Financial instruments marked to market, net of tax of $(12,896), $8,028 and $1,188 during 2008, 2009 and 2010, respectively	15,988				15,988			15,988
Cumulative translation adjustment,, net of tax of $(5,140), $1,385, $(1,910) during 2008, 2009 and 2010, respectively	49,907				49,798		109	49,907
Pension liability adjustment, net of tax of $(36,557), $967 and $(582) during 2008, 2009 and 2010, respectively	8,296				8,296			8,296
Distributions to noncontrolling interest shareholders	(702)						(702)
Disposition of noncontrolling interest	(45,019)						(45,019)
Comprehensive income (loss)								388,202
Shares issued under compensation plans	10,389	38	8,787			1,564
Shares issued under compensation plans, Shares		38				(24)
Deferred compensation	343					343
Deferred compensation, Shares						(9)
Ending Balance at Dec. 31, 2009	1,585,074	42,033	277,050	1,431,878	(34,120)	(136,600)	4,833
Ending Balance, Shares at Dec. 31, 2009		42,033				2,278
Net income	202,455			201,094			1,361	202,455
Cash dividends ($1.34, $1.36 and $1.36 per share during 2008, 2009 & 2010, respectively)	(54,312)			(54,312)
Financial instruments marked to market, net of tax of $(12,896), $8,028 and $1,188 during 2008, 2009 and 2010, respectively	2,081				2,081			2,081
Cumulative translation adjustment,, net of tax of $(5,140), $1,385, $(1,910) during 2008, 2009 and 2010, respectively	(18,402)				(18,449)		47	(18,402)
Pension liability adjustment, net of tax of $(36,557), $967 and $(582) during 2008, 2009 and 2010, respectively	(1,392)				(1,392)			(1,392)
Convertible debt discount, net of tax of $29,532	51,702		51,702
Call options, net of tax of $(32,293)	(58,602)		(58,602)
Warrants	60,775		60,775
Distributions to noncontrolling interest shareholders	(1,974)						(1,974)
Deconsolidation of VIE	(112)			253			(365)
Comprehensive income (loss)								184,742
Shares issued under compensation plans	19,745	212	18,231			1,302
Shares issued under compensation plans, Shares		212				(22)
Deferred compensation	240					240
Deferred compensation, Shares						(6)
Ending Balance at Dec. 31, 2010	$ 1,787,278	$ 42,245	$ 349,156	$ 1,578,913	$ (51,880)	$ (135,058)	$ 3,902
Ending Balance, Shares at Dec. 31, 2010		42,245				2,250